UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727

Dominion Funds, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

35955 Huntland Farm Road, Middleburg, VA 20117
--------------------------------------------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 35955 Huntland Farm Road, Middleburg, VA 20117
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053

Date of fiscal year end: June 30

Date of reporting period: 07/01/04 --- 06/30/05

Item 1. Reports to Stockholders.

                                     [LOGO]
                                 SHEPHERD FUNDS

                                  ANNUAL REPORT
                                  JUNE 30, 2005

SHEPHERD LARGE CAP GROWTH FUND
A SERIES OF DOMINION FUNDS, INC.
--------------------------------------------------------------------------------
                                                                 AUGUST 29, 2005

SHEPHERD LARGE CAP GROWTH FUND

Dear Fund Shareholders,

As of July 29, 2004, the SHEPHERD LARGE CAP GROWTH FUND had increased by 6.37% compared to the S&P 500 Index that was only up 1.84% for the same period. I am very pleased with our performance so far this year!

THE ECONOMY CONTINUES TO OUTPERFORM

Market analysts expect second-quarter operating earnings on the S&P 500 to be reported at a respectable 8% above the same period in 2004. Although that would be a retreat from the double-digit percentage gains seen in each of the past 12 quarters, they see a return to larger earnings gains in the second half of 2005.

The economy continues to do well with unemployment at its lowest rate since September 2001; earnings continue to exceed estimates; despite high oil prices inflation seems to be contained (for now) and the overall economy continues to grow at a rate higher than analyst estimates.

The Federal Reserve continues to tighten the Federal Funds rate from 3% to 3.25%. This still leaves borrowing costs low enough to keep the economic ball rolling in the last six months of this year.

The good news is the "up cycle" in rates may be getting close at hand. The Fed will probably raise rates once or twice more in the next few months.

CONCLUSION

Given our policy of only investing in first-rate, ethical companies that meet our conservative Values Based screening process, I am cautiously optimistic that your SHEPHERD FUND will outperform as the economy recovers and starts to expand once again.

Again, if history is a guide, barring any major terrorist attacks or major political or foreign policy disasters, the market should stay strong and we should see a good gain by the end of this year.

Until then....

                                          Patience!


                                          Paul Dietrich
                                          President & Chief Investment Officer

Opinions expressed are those of Foxhall Capital Management, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Automatic investment plans do not assure a profit and do not protect against a loss in declining markets.

                                     [LOGO]
                                 SHEPHERD FUNDS


                                TABLE OF CONTENTS

                                                                          Page

INVESTMENT HIGHLIGHTS........................................................2
EXPENSE EXAMPLE..............................................................5
Schedule of Investments......................................................6
Statement of Assets and Liabilities..........................................8
Statement of Operations......................................................9
Statements of Changes in Net Assets.........................................10
Financial Highlights........................................................11
Notes to Financial Statements...............................................12
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................16
ADDITIONAL INFORMATION......................................................17

                              INVESTMENT HIGHLIGHTS

For the year fiscal year June 30, 2004 to June 30, 2005, the Fund slightly underperformed the S&P 500 Index by about 1.8%. During this period, it was a challenging environment for the stock market, with high oil prices, the unstable situation in Iraq and the Middle East, the close U.S. presidential elections and the potential threat last year of new terrorist attacks against U.S. targets.

FOXHALL CAPITAL'S investment strategies actively attempt to manage the risks posed by these volatilities by increasing the cash in the Fund's portfolio when the market is going down and by selling stocks if they hit their "STOP-LOSS TARGET PRICES."

Unfortunately, in 2004 while riding a market that had four major upswings and four major downswings, moving back and fourth from cash to stocks generated more trading and turnover in the Fund than is normal.

Also, FOXHALL CAPITAL has always believed that in an uncertain market like we experienced in 2004, it is always more prudent to have the avoidance of severe losses in your Fund as your first investment goal, rather than striving for exceptional gains. In the end, that is always the key to success over a full market cycle.

However, because we only take action "AFTER" the stock market has moved in one direction or the other, we are always slightly late getting out of a "DOWN" market and slightly late getting into an "UP" market. Normally, this is not much of a problem unless you encounter a year like 2004 where you have four "UP" and four "DOWN" markets all in the same year.

This fact accounts for our slightly underperforming the stock indices for the period June 30, 2004 to June 30, 2005.

Investment Objective; Principal Investment Strategy and Policies

The Fund is a mutual fund whose only investment objective is growth of capital. The Fund invests in a diversified portfolio of common stocks of companies that meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies that the Fund's investment advisor believes have a good potential for capital growth. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500, which at the time of this report was approximately $5 billion to $285 billion. The investment advisor uses a bottom-up approach to choosing investments, emphasizing a stock selection process favoring positions in leading U.S. companies that are global leaders in their industry. These global U.S. companies generally have high returns on equity, dominant competitive positions, pricing power and predictable and consistent earnings growth. These stocks typically demonstrate considerably higher growth in earnings, dividends, reinvestment rates and high rates of free cash flow generation.

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                                     [LOGO]
                                 SHEPHERD FUNDS


The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. To that end, the Fund's advisor uses a "values-based" non-financial investment analysis intended to specifically seek out companies that support positive values such as the respect for human life and dignity, responsible management, and environmental stewardship, while avoiding industries and activities like abortion, pornography, gambling, alcohol and tobacco production. The Fund also seeks to identify and invest in those companies that support traditional pro-family values.

                      Top Ten Holdings and Asset Allocation
--------------------------------------------------------------------------------
                                  June 30, 2005
--------------------------------------------------------------------------------
Top Ten Holdings                                              (% of Net Assets)*
--------------------------------------------------------------------------------
Cerner Corp                                                                 5.7%
Satyam Computers Services Ltd                                               5.4%
American Movil SA                                                           5.3%
Constellation Energy                                                        5.2%
CVS Corp                                                                    5.2%
Empire Financial Holding Co.                                                5.2%
ITT Industries                                                              5.2%
IVAX Corp                                                                   5.1%
Winnebago Industries Inc.                                                   4.9%
Franklin Resources Inc.                                                     4.9%
                                                                          -----
                                                                           52.1%
                                                                          =====

--------------------------------------------------------------------------------
Asset Allocation by Sector                                    (% of Net Assets)*
--------------------------------------------------------------------------------
Technology                                                                 20.2%
Financial                                                                  12.9%
Services                                                                   10.5%
Conglomerate                                                                9.9%
Health Care                                                                 8.0%
Capital Goods                                                               7.1%
Consumer Cyclical                                                           5.2%
Utilities                                                                   5.2%
Transportation                                                              2.8%
Basic Material                                                              2.3%
Consumer Non-Cyclical                                                       2.3%
Other Assets Less Liabilities                                              13.6%
                                                                          -----
                                                                          100.0%
                                                                          =====

* Excludes net liabilities

Fund Performance

During the fiscal year ended June 30, 2005, the total return of the Fund shares was 2.56%. The Fund's return is attributable to FOXHALL CAPITAL'S cautious investment strategies to actively attempt to manage the risks posed by a very volatile stock market during the period by increasing the cash in the Fund's portfolio when the market is going down and by selling stocks if they hit their "STOP-LOSS TARGET PRICES." These defensive strategies were executed several times during this period.

The line graph below compares the initial account value and subsequent account values for the Fund at the end of each of the periods indicated to the same investment over the same periods in the S&P 500 Index. The graph assumes an initial $10,000 investment at the beginning of the first fiscal year and, in the case of the investment in the Fund, net of the Fund's sales load.

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                                     [LOGO]
                                 SHEPHERD FUNDS

The S&P 500 is used for comparison to reflect the Fund's strategy of investing primarily in large cap stocks. The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

  [THE FOLLOWING DATA WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Shepherd
                                     Large Cap
                                    Growth Fund                  S&P 500 Index
                                    -----------                  -------------
   6/30/1995                          $9,525.00                    $10,000.00
   9/30/1995                         $11,397.62                    $10,728.04
  12/31/1995                         $12,239.00                    $11,306.65
   3/31/1996                         $12,802.69                    $11,849.47
   6/30/1996                         $14,702.24                    $12,310.78
   9/30/1996                         $14,347.04                    $12,617.35
  12/31/1996                         $13,614.70                    $13,597.80
   3/31/1997                         $11,298.58                    $13,898.49
   6/30/1997                         $13,495.05                    $16,248.55
   9/30/1997                         $18,170.03                    $17,389.26
  12/31/1997                         $13,841.03                    $17,814.23
   3/31/1998                         $16,633.99                    $20,224.87
   6/30/1998                         $15,520.34                    $20,813.95
   9/30/1998                         $13,779.16                    $18,669.30
  12/31/1998                         $17,616.56                    $22,565.03
   3/31/1999                         $19,221.76                    $23,613.95
   6/30/1999                         $19,473.96                    $25,198.90
   9/30/1999                         $21,040.01                    $23,546.76
  12/31/1999                         $30,899.90                    $26,971.09
   3/31/2000                         $36,873.02                    $27,509.50
   6/30/2000                         $32,929.73                    $26,702.16
   9/30/2000                         $32,011.78                    $26,370.08
  12/31/2000                         $22,484.36                    $24,236.44
   3/31/2001                         $14,056.12                    $21,300.23
   6/30/2001                         $15,198.01                    $22,476.00
   9/30/2001                          $9,488.56                    $19,108.58
  12/31/2001                         $12,723.92                    $21,075.36
   3/31/2002                         $11,636.40                    $21,062.69
   6/30/2002                          $9,298.25                    $18,170.17
   9/30/2002                          $8,074.79                    $14,966.31
  12/31/2002                          $7,993.23                    $16,150.89
   3/31/2003                          $7,802.92                    $15,570.08
   6/30/2003                          $8,999.18                    $17,889.12
   9/30/2003                          $9,379.81                    $18,283.07
  12/31/2003                         $10,005.13                    $20,411.56
   3/31/2004                         $10,657.64                    $20,673.89
   6/30/2004                          $9,570.13                    $20,942.45
   9/30/2004                          $9,026.37                    $20,460.39
  12/31/2004                          $9,820.70                    $22,247.27
   3/31/2005                          $9,733.25                    $21,672.14
   6/30/2005                          $9,814.82                    $21,869.30

Past performance does not predict future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance of the Fund may be lower or higher than the performance quoted. The graph above and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
              Average annual total return of the Fund as of 6/30/05
--------------------------------------------------------------------------------
           1 Year                   5 Years               10 Years
--------------------------------------------------------------------------------
           -2.31%                   -22.26%                -0.19%
--------------------------------------------------------------------------------

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                                 SHEPHERD FUNDS


                                 EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In addition to the sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, Inc., the Funds' transfer agent. Redemption proceeds can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20.00 service charge, or can be sent by wire transfer for a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if this transactional cost were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Expenses Paid
                                                                Beginning                 Ending                During Period*
                                                              Account Value            Account Value         January 1, 2005 to
                                                             January 1, 2005           June 30, 2005            June 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                          $1,000.00                $1,000.00                 $11.16
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00                $1,013.64                 $11.23
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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                                     [LOGO]
                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                             Schedule of Investments
                                  June 30, 2005

                                                           Shares       Value
                                                         ----------   ----------
COMMON STOCKS -  86.4%

Basic Materials - 2.3%
   Northern Dynasty Minerals Ltd. *                          37,500   $  147,750
                                                                      ----------

                                                                         147,750
                                                                      ----------

Capital Goods - 7.1%
   Brookfield Homes Corp.                                     3,140      143,184
   Winnebago Industries Inc.                                  9,510      311,453
                                                                      ----------

                                                                         454,637
                                                                      ----------

Conglomerate - 9.9%
   ITT Industries Inc.                                        3,380      329,989
   Pentair Inc.                                               7,005      299,884
                                                                      ----------

                                                                         629,873
                                                                      ----------

Consumer Cyclical - 5.2%
Applied Industrial Technologies Inc.                          5,005      161,612
Gildan Activeware Inc. *                                      6,480      170,748
                                                                      ----------

                                                                         332,360
                                                                      ----------

Consumer Non-Cyclical - 2.3%
United Natural Foods Inc. *                                   4,890      148,509
                                                                      ----------

                                                                         148,509
                                                                      ----------

Financial - 12.9%
   Empire Financial Holding Co. *#                          200,000      330,000
   Franklin Resources Inc.                                    4,035      310,614
   ICICI Bank Ltd.                                            7,310      159,724
   Waterside Capital Corp. *                                  5,300       22,313
                                                                      ----------

                                                                         822,651
                                                                      ----------

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                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Schedule of Investments (Continued)
                                  June 30, 2005

                                                           Shares       Value
                                                         ----------   ----------
Health Care - 8.0%
   IVAX Corp. *                                              15,190   $  326,585
   LCA Vision Inc.                                            3,750      181,725
                                                                      ----------

                                                                         508,310
                                                                      ----------

Services - 10.5%
   America Movil SA                                           5,710      340,373
   CVS Corp.                                                 11,340      329,654
                                                                      ----------

                                                                         670,027
                                                                      ----------

Technology - 20.2%
   Autodesk Inc.                                              8,410      289,052
   Cerner Corp. *                                             5,355      363,979
   Nokia Oyj                                                 17,505      291,283
   Satyam Computers Services Ltd.                            13,165      342,290
                                                                      ----------

                                                                       1,286,604
                                                                      ----------

Transportation - 2.8%
   USA Truck Inc.                                             7,195      178,076
                                                                      ----------

                                                                         178,076
                                                                      ----------

Utilities - 5.2%
Constellation Energy Group Inc.                               5,755      332,006
                                                                      ----------

                                                                         332,006
                                                                      ----------

     TOTAL COMMON STOCKS (Cost $5,339,855) - 86.4%                     5,510,803
      Other Assets Less Liabilities - Net - 13.6%                        869,384
                                                                      ----------

  NET ASSETS - 100%                                                   $6,380,187
                                                                      ==========

* Non-income producing during the year.
# Restricted security

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                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Assets and Liabilities
                                  June 30, 2005

ASSETS
Investments in securities, at value
(cost of $5,339,855)                                               $  5,510,803
Cash                                                                    849,896
Receivables: Capital stock sold                                          29,997
             Dividends                                                      959
             Interest                                                        25
                                                                   ------------

     Total Assets                                                     6,391,680
                                                                   ------------

LIABILITIES
Payable to advisor                                                        5,188
Payable to administrator                                                  6,305
                                                                   ------------

     Total Liabilities                                                   11,493
                                                                   ------------

NET ASSETS                                                         $  6,380,187
                                                                   ============

NET ASSETS CONSIST OF:
Capital stock - par value                                          $      1,768
Paid in capital                                                      11,683,240
Accumulated net realized loss                                        (5,475,769)
Net unrealized appreciation                                             170,948
                                                                   ------------

NET ASSETS                                                         $  6,380,187
                                                                   ============

CAPITAL SHARES OUTSTANDING
    (200,000,000 authorized shares; $.001  par value)                 1,767,586
                                                                   ============

NET ASSET VALUE PER SHARE                                          $       3.61
                                                                   ============

OFFERING PRICE PER SHARE (net asset value plus
     sales charge of 4.75% of the offering price)                  $       3.79
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                             Statement of Operations
                        For the Year Ended June 30, 2005

Investment Income
    Dividends                                                         $  35,901
    Interest                                                             19,729
                                                                      ---------

    Total investment income                                              55,630
                                                                      ---------

Expenses
    Advisory and management fees (Note 2)                                57,243
    Administrative expenses (Note 2)                                     71,554
                                                                      ---------

        Total expenses                                                  128,797
                                                                      ---------

Net Investment Loss                                                     (73,167)
                                                                      ---------

Realized and Unrealized Gain
  on Investments (Note 5)
     Net realized gain on investments                                    32,822
     Net change in unrealized appreciation on investments               218,730
                                                                      ---------
     Net realized and unrealized gain on
         Investments                                                    251,552
                                                                      ---------

Net Increase in Net Assets Resulting from Operations                  $ 178,385
                                                                      =========

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statements of Changes in Net Assets
                   For the Years Ended June 30, 2005 and 2004

                                                              2005           2004
Increase in Net Assets from Operations
   Net investment loss                                    $   (73,167)   $   (68,759)
   Net realized gain on investments                            32,822        804,433
   Net change in unrealized appreciation/(depreciation)
       on investments                                         218,730       (416,302)
                                                          -----------    -----------

       Net increase in net assets resulting from
          Operations                                          178,385        319,372

Distributions to shareholders                                      --             --
Capital Share Transactions (Note 6)                         1,211,544        932,038
                                                          -----------    -----------

   Total Increase                                           1,389,929      1,251,410

Net Assets
  Beginning of year                                         4,990,258      3,738,848
                                                          -----------    -----------

  End of year                                             $ 6,380,187    $ 4,990,258
                                                          ===========    ===========

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND.
                              Financial Highlights
         For a share of capital stock outstanding throughout the period

                                                                               For the years ended June 30,
----------------------------------------------------------------------------------------------------------------------------------
                                                              2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    3.52       $    3.31       $    3.42       $    5.59           25.47
----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:
  Net investment loss                                        (0.04)          (0.05)          (0.04)          (0.08)          (0.24)
  Net realized and unrealized
     gain (loss) on investments                               0.13            0.26           (0.07)          (2.09)          (9.93)
                                                         ---------       ---------       ---------       ---------           -----
Total from investment operations                              0.09            0.21           (0.11)          (2.17)         (10.17)
----------------------------------------------------------------------------------------------------------------------------------

Less distributions                                              --              --              --              --           (9.71)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $    3.61       $    3.52       $    3.31       $    3.42       $    5.59
----------------------------------------------------------------------------------------------------------------------------------

Total Return (a)                                              2.56%           6.34%          (3.22)%        (38.82)%        (53.85)%
----------------------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:
Net assets, end of period (000's)                        $   6,380       $   4,990       $   3,739       $   3,615       $   6,994
Ratio of expenses to average net assets                       2.25%           2.25%           2.25%           2.25%           2.25%
Ratio of net investment loss to average net assets           (1.28)%         (1.37)%         (1.33)%         (1.94)%         (2.03)%
Portfolio turnover rate                                     487.33%         258.84%         235.79%          99.77%          19.96%
----------------------------------------------------------------------------------------------------------------------------------

(a)   Sales load is not reflected in total return

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements
                                  June 30, 2005

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization: Dominion Funds, Inc. (the "Company") is a diversified regulated investment company and was incorporated in the State of Texas on June 5, 1992. The Company may designate one or more series of common stock; however, at this time the Shepherd Large Cap Growth Fund (the "Fund") is the only series of the Company. The primary investment objective of the Fund is growth of capital. The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund's investment and social criteria. The following is a summary of the Fund's significant accounting policies.

      Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                                     [LOGO]
                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                  June 30, 2005

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

      Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

      Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassifications: In accordance with SOP-93-2, the Fund has recorded a reclassification in the capital accounts. As of June 30, 2005 the Fund has recorded a permanent book/tax differences of $2,513,823, from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from these estimates

2.    INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT

      The Fund has an investment advisory agreement (the "agreement") with Foxhall Capital Management (the "Advisor"), formerly Nye, Parnell & Emerson Capital Management, Inc. The Advisor provides the Fund with investment advice and recommendations for investments. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. For the fiscal year ended June 30, 2005 the Advisor earned advisory fees of $57,243. At June 30, 2005 the Fund owed the Advisor $5,188 in advisory fees.

      The Fund has an administration agreement with Foundation Management, Inc., an affiliate of the Advisor, (the "Administrator"). The Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. Under the terms of the administrative agreement, the Fund will pay the Administrator a monthly fee based on the Fund's average daily net assets at the annual rate of 1.25%. For the fiscal year ended June 30, 2005 the Administrator earned fees of $71,554. At June 30, 2005 the Fund owed the Administrator $6,305 in administrative fees.

      The Fund has adopted a distribution plan (the "Plan").Under the Plan, if the payment of administration fees by the Fund to the Administrator is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Administrator may use its administration fee, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. For the fiscal year ended June 30, 2005 no such payments were made.

      Certain directors and officers of the Fund are also directors and officers of the Advisor and Administrator.

                                     [LOGO]
                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                  June 30, 2005

3.    INVESTMENT TRANSACTIONS

      Investment transactions, excluding short-term investments, for the year ended June 30, 2005 were as follows:

      Purchases                                    $21,522,201
      Proceeds from sales                          $18,909,301

4.    RESTRICTED SECURITIES

      The Fund may not invest more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 2005 the Fund owned the following restricted securities (constituting 5.17% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by pricing services or brokers, or if not available, in good faith by or at the direction of the Board of Directors. The Fund owns 200,000 shares of Empire Financial Holding Co which it acquired November 28, 2003 at an acquisition cost of $250,000. The market value at June 30, 2005 is $330,000.

5.    FEDERAL INCOME TAXES

      Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

      Federal tax cost of investments, including
      short term investments                                  $ 5,339,855
                                                              ===========

      Gross tax appreciation of  investments                  $   273,855
      Gross tax depreciation of investments                      (102,907)
                                                              -----------
      Net tax appreciation (depreciation)                     $   170,948
                                                              ===========

      Undistributed ordinary income                           $        --
      Undistributed capital gain income                       $        --
      Accumulated capital losses                              $ 5,475,769

      The accumulated capital loss carryovers listed above expire as follows:

                                           Amount
                                         ----------
                       2008              $  605,410
                       2009              $3,990,801
                       2010              $  879,557

                                     [LOGO]
                                 SHEPHERD FUNDS


                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                  June 30, 2005

6.    CAPITAL SHARE TRANSACTIONS

      As of June 30, 2005 there were 1,000,000,000 shares of $.001 par value capital stock authorized, of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. The total par value and paid-in totaled $11,342,794. Transactions in capital stock were as follows:

                                                     June 30, 2005                   June 30, 2004
                                                Shares         Amount            Shares          Amount
                                            ----------------------------      ----------------------------
            Shares sold                         773,913      $ 2,688,938          855,615      $ 3,059,355
            Shares issued in
              Reinvestment of dividends              --               --               --               --
            Shares redeemed                    (425,142)      (1,477,394)        (565,421)      (2,127,317)
                                            -----------      -----------      -----------      -----------
            Net increase                        348,771      $ 1,211,544          290,194      $   932,038
                                            ===========      ===========      ===========      ===========

                                     [LOGO]
                                 SHEPHERD FUNDS


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of the Dominion Funds, Inc.

      We have audited the accompanying statement of assets and liabilities of Shepherd Large Cap Growth Fund (the "Fund"), the Fund comprising the Dominion Funds, Inc., including the schedule of investments, as of June 30, 2005 and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes for the year ended June 30, 2004 and the financial highlights for each of the four years in the period then ended, were audited by other auditors whose report dated August 5, 2004 expressed an unqualified opinion on this information.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.


Abington, Pennsylvania                              Sanville & Company
August 17, 2005

                                     [LOGO]
                                 SHEPHERD FUNDS


                             ADDITIONAL INFORMATION

Information about Directors

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The SAI includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.

                                                      Term of                                                     Other
                                                     Office and                                               Directorships
              Name,               Position Held      Length of            Principal Occupation(s)                Held by
         Address and Age            with Fund       Time Served             During Past 5 Years                  Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors

Paul Dietrich *                  Chairman,       Indefinite        President and Managing Director of             None
35955 Huntland Farm Road         President,      term; Director    Eton Court Asset Management, Ltd.
Middleburg, VA 20117             Director        since 2001;       ("Eton Court") (parent of Foxhall
Age: 56                                          Chairman since    Capital Management, Inc., the
                                                 2002; President   Fund's investment advisor) and
                                                 since 2003        President of Foundation
                                                                   Management, Inc., the Fund's
                                                                   administrator (1999 - present).
Non-Interested Directors

Douglas W. Powell                Director        Indefinite        Registered representative of New               None
4101 McEwen                                      term; Director    Investor World Incorporated (2000
Suite 110                                        since 1999        - present); COO/CFO NIW Holdings,
Dallas, TX 75244                                                   Inc. (2002 - Present); CEO
Age: 65                                                            Rushmore Investment Management
                                                                   Corp. (2001 -2002); Chairman and
                                                                   Chief Executive Officer of
                                                                   Northstar Financial Group (1995 -
                                                                   2001).

* This director is considered an "interested person" as defined in the Investment Company Act of 1940 because of his affiliations with Foxhall Capital Management, Inc., the Fund's investment advisor, and Foundation Management, Inc., the Fund's administrator.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge, upon request, by calling 1-800-416-2053. The Forms N-Q are also available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     [LOGO]
                                 SHEPHERD FUNDS


Proxy Voting Policies and Procedures

The Fund has adopted proxy voting policies and procedures that delegate to Foxhall Capital Management, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-416-2053. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

Proxy Voting Record

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge by calling 1-800-416-2053 or by accessing the SEC's website at http://www.sec.gov.

Change of Principal Independent Accountant

On June 15, 2005, Brad A. Kinder, CPA resigned as the Fund's principal independent accountant. The decision to change accountants was recommended or approved by the board of directors. The principal accountant's report on the financial statements for each of the past two years did not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's two most recent fiscal years and any subsequent interim period preceding such resignation, there were no disagreements with the former accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreement(s), if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

On July 6, 2005, the Fund's Board of Directors engaged Sanville & Company ("Sanville") as the Fund's auditor for the fiscal year ending June 30, 2005. Neither the Fund nor anyone on its behalf consulted with Sanville on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement or a reportable event (as described in paragraph
(a)(1)(v) of said Item 304).

A Note on Forward Looking Statements

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                                     [LOGO]
                                 SHEPHERD FUNDS


                                  ANNUAL REPORT
                                  JUNE 30, 2005

             Investment Advisor                            Transfer Agent                              Distributor
             ------------------                            --------------                              -----------

      Foxhall Capital Management, Inc.                   Fund Services, Inc.                 Cullum & Burks Securities, Inc.
              1613 Duke Street                          8730 Stony Point Pkwy                  13355 Noel Road, Suite 1300,
            Alexandria, VA 22314                              Suite 205                             One Galleria Tower
               (800) 416 2053                            Richmond, VA 23235                          Dallas, TX 75240
                                                           (800) 628 4077                             (972) 755 0270

                Administrator                           Independent Auditors                          Legal Counsel
                -------------                           --------------------                          -------------

         Foundation Management, Inc.                     Sanville & Company                  Frederick C. Summers, III, P.C.
          35955 Huntland Farm Road                  Certified Public Accountants                     Attorney at Law
            Middleburg, VA 20117                         1514 Old York Road                   8235 Douglas Ave., Suite 1111
               (800) 416 2053                            Abington, PA 19001                          Dallas, TX 75225

                  Officers                                    Directors                                 Custodian
                  --------                                    ---------                                 ---------

                Paul Dietrich                               Paul Dietrich                        First Southwest Company
             Chairman, President                                                                 1700 Pacific, Suite 500
                                                          Douglas W. Powell                          Dallas, TX 75201

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert. The registrant does not have an audit committee financial expert because the small size of the registrant limits the ability of the registrant's Administrator to engage an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services by the principal accountant for the audit of the registrant's annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were as follows:

            Year ended June 30,
          2004                   2005
         $6,000                 $6,000

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under "Audit Fees" above were as follows:

            Year ended June 30,
          2004                   2005
          $-0-                   $-0-

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

            Year ended June 30,
          2004                   2005
         $2,000                 $2,000

The nature of the services comprising the fees disclosed under this category was the preparation of registrant's Federal income tax return.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in the above categories were as follows:

            Year ended June 30,
          2004                   2005
          $-0-                   $-0-

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant does not have an audit committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

The registrant does not have an audit committee.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. -Not applicable-

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            Year ended June 30,
          2004                   2005
         $2,000                 $2,000

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The registrant does not have an audit committee.

Item 5. Audit Committee of Listed Registrants

Not applicable to open-end investment companies.

Item 6. Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, registrant's principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) Any code of ethics. Previously filed.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.


By: /S/ Paul Dietrich
    ------------------------
Paul Dietrich, President

Date: November 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ Paul Dietrich
    ------------------------
Paul Dietrich, principal executive and principal financial officer

Date: November 4, 2005